Loans, Financings and Debentures - Summary of Contracts With Covenants Linked to Financial Index (Detail) - Cemig GT [member]	12 Months Ended
Dec. 31, 2017
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	3.30%
Ratio requirement - Cemig (Guarantor)	2.50%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Maturity on June thirty two thousand eighteen [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Transaction	Banco do Brasil: Bank Credit Notes, and Fixed Credit Cemig GT
Ratio	Net debt / (Ebitda + Dividends received)
Ratio requirement - Issuer	5.50%
Ratio requirement - Cemig (Guarantor)	4.50%
Timing requirement	Half-yearly
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Maturity on December thirty one two thousand eighteen [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	5.00%
Ratio requirement - Cemig (Guarantor)	4.25%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Maturity on June thirty two thousand nineteen [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	5.00%
Ratio requirement - Cemig (Guarantor)	4.25%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Maturity on december thirty one two thousand nineteen 1 [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	4.50%
Ratio requirement - Cemig (Guarantor)	3.50%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Maturity on June thirty two thousand twenty [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	4.50%
Ratio requirement - Cemig (Guarantor)	3.50%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Maturity on December thirty one two thousand twenty [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	3.00%
Ratio requirement - Cemig (Guarantor)	3.00%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Maturity on June thirty two thousand twenty one [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	3.00%
Ratio requirement - Cemig (Guarantor)	3.00%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Maturity on December thirty one two thousand twenty one [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	2.50%
Ratio requirement - Cemig (Guarantor)	2.50%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | 2018 [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Transaction	7th Debenture Issue Cemig GT
Ratio	Net debt / (Ebitda + Dividends received)
Ratio requirement - Issuer	5.50%
Ratio requirement - Cemig (Guarantor)	4.50%
Timing requirement	Half-yearly
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Later than one year [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	5.00%
Ratio requirement - Cemig (Guarantor)	4.25%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | 2020 [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	4.50%
Ratio requirement - Cemig (Guarantor)	3.50%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | 2021 [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	3.00%
Ratio requirement - Cemig (Guarantor)	3.00%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | 2022 [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	2.50%
Ratio requirement - Cemig (Guarantor)	2.50%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Maturity on December thirty one two thousand seventeen 1[member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Transaction	Bank Credit Notes of Banco do Brasil and Caixa Econômica Federal and 5th Debenture Issue CEMIG D
Ratio	Net debt / (Ebitda + Dividends received) Current liquidity
Ratio requirement - Issuer	7.50%
Ratio requirement - Cemig (Guarantor)	4.50%
Timing requirement	Half-yearly
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Maturity on June thirty two thousand eighteen 4 [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	7.50%
Ratio requirement - Cemig (Guarantor)	4.50%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Maturity on December thirty one two thousand eighteen2 [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	4.50%
Ratio requirement - Cemig (Guarantor)	4.25%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Maturity on June thirty two thousand nineteen3 [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	3.80%
Ratio requirement - Cemig (Guarantor)	4.25%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Maturity on December thirty one two thousand nineteen 3 [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	3.80%
Ratio requirement - Cemig (Guarantor)	3.50%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Maturity on June thirty two thousand twenty2 [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	3.30%
Ratio requirement - Cemig (Guarantor)	3.50%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Maturity on December thirty one two thousand twenty3 [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	3.30%
Ratio requirement - Cemig (Guarantor)	3.00%
Net debt/ (Ebitda plus Dividends received) [member] | Top of range [member] | Maturity on June thirty two thousand twenty one2 [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	3.30%
Ratio requirement - Cemig (Guarantor)	3.00%
Net debt/ Ebitda adjusted for the Covenant [member] | Top of range [member] | Maturity on June thirty two thousand twenty one [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Cemig (Guarantor)	3.00%
Net debt/ Ebitda adjusted for the Covenant [member] | Top of range [member] | Maturity on December thirty one two thousand twenty one [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	2.50%
Ratio requirement - Cemig (Guarantor)	3.00%
Net debt/ Ebitda adjusted for the Covenant [member] | Top of range [member] | Maturity on December thirty one two thousand seventeen[ member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Transaction	Eurobonds Cemig GT
Ratio	Net debt / Ebitda adjusted for the Covenant
Ratio requirement - Issuer	5.50%
Ratio requirement - Cemig (Guarantor)	5.00%
Timing requirement	Half-yearly
Net debt/ Ebitda adjusted for the Covenant [member] | Top of range [member] | Maturity on June thirty two thousand eighteen 3 [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	5.50%
Ratio requirement - Cemig (Guarantor)	5.00%
Net debt/ Ebitda adjusted for the Covenant [member] | Top of range [member] | Maturity on December thirty one two thousand eighteen 3 [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	5.00%
Ratio requirement - Cemig (Guarantor)	4.25%
Net debt/ Ebitda adjusted for the Covenant [member] | Top of range [member] | Maturity on June thirty two thousand nineteen2 [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	5.00%
Ratio requirement - Cemig (Guarantor)	4.25%
Net debt/ Ebitda adjusted for the Covenant [member] | Top of range [member] | Maturity on December thirty one two thousand nineteen 2 [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	4.50%
Ratio requirement - Cemig (Guarantor)	3.50%
Net debt/ Ebitda adjusted for the Covenant [member] | Top of range [member] | Maturity on June thirty two thousand twenty3 [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	4.50%
Ratio requirement - Cemig (Guarantor)	3.50%
Net debt/ Ebitda adjusted for the Covenant [member] | Top of range [member] | Maturity on December thirty one two thousand twenty2 [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	3.00%
Ratio requirement - Cemig (Guarantor)	3.00%
Current liquidity [member] | Top of range [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio requirement - Issuer	0.60%
Ratio requirement - Cemig (Guarantor)	0.60%
Overall indebtedness (Total liabilities/Total assets) [member] | Top of range [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio	Overall indebtedness (Total liabilities/Total assets)
Ratio requirement - Issuer	0.60%
Timing requirement	Annual
Ebitda / Debt servicing [member] | Bottom of range [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Transaction	Gasmig - Debentures
Ratio	Ebitda / Debt servicing
Ratio requirement - Issuer	1.30%
Timing requirement	Annual
Ebitda / Net finance income (expenses) [member] | Bottom of range [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio	Ebitda / Net finance income (expenses)
Ratio requirement - Issuer	2.50%
Timing requirement	Annual
Net debt / Ebitda [member] | Top of range [member]
Disclosure of contracts with covenants linked to financial indices [Line Items]
Ratio	Net debt / Ebitda
Ratio requirement - Issuer	2.50%
Timing requirement	Annual